Note 15 - Stock-based Compensation (Details) - RSUs Activity - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Note 15 - Stock-based Compensation (Details) - RSUs Activity [Line Items]
Nonvested at January 1, 2015 | shares	46,823,850
Nonvested at January 1, 2015 | $ / shares	$ 0.0710
Granted | shares	24,979,250
Granted | $ / shares	$ 0.0491
Vested | shares	(15,728,550)
Vested | $ / shares	$ 0.0792
Forfeited and expired | shares	(5,466,200)
Forfeited and expired | $ / shares	$ 0.0602
Nonvested at December 31, 2015 | shares	50,608,350
Nonvested at December 31, 2015 | $ / shares	$ 0.0588